INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
Carrying amount of equity investments without readily determinable fair value	5,058	3,350
Carrying amount of equity method investments	2,991	823
Carrying amount of long-term investments	8,049	4,173